UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2006

Check here if Amendment: XX; Amendment Number:    1
  This Amendment (Check only one.)  XX is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Paul G. Resnick and Kenneth R. Bilodeau, Jr.,
          dba AKJ Asset Management
Address:  1180 Harker Avenue
          Palo Alto, CA  94301

Form 13F File Number:    28-10308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth R. Bilodeau, Jr.
Title:    Partner
Phone:    650-326-9090

Signature, Place and Date of Signing:
Kenneth R. Bilodeau, Jr.      Palo Alto, CA       July 13, 2006
          [Signature]                   [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      60

Form 13F Information Table Value Total:      $119,345 (x 1,000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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
NAME OF ISSUER           TITLE  CUSIP       VALUE     SHARES    INV.  OTHER MGR    VOTING AUTH
                         OF                 X1000               DISC
                         CLASS                                  .
                                                                                   SOLE    SHR   NONE
ABM Industries, Inc.     cs     00163T109   445       26000     sole  n/a                  n/a   26000
Abbott Labs              cs     002824100   410       9,400     sole  n/a                  n/a   9,400
Automatic Data Proc      cs     053015103   3,388     74,713    sole  n/a                  n/a   74,713
Ameren Corp.             cs     023608102   1,316     26,050    sole  n/a                  n/a   26,050
American Intl Group.     cs     026874107   5,279     89,405    sole  n/a                  n/a   89,405
Allied Cap Corp          cs     01903Q108   3,617     125,725   sole  n/a                  n/a   125,725
Amerigas Partners        oa     030975106   366       12,425    sole  n/a                  n/a   12,425
American Express         cs     025816109   1,461     27,450    sole  n/a                  n/a   27,450
Bank America             cs     060505104   5,883     122,317   sole  n/a                  n/a   122,317
Bristol Myers            cs     110122108   1,970     76,188    sole  n/a                  n/a   76,188
BP PLC ADR               cs     055622104   223       3,202     sole  n/a                  n/a   3,202
Citigroup                cs     172967101   4,059     84,121    sole  n/a                  n/a   84,121
Crescent Real Est Eq     oa     225756105   1,121     60,375    sole  n/a                  n/a   60,375
Cisco Systems            cs     17275R102   2,804     143,553   sole  n/a                  n/a   143,553
Capitalsource Inc        cs     14055X102   2,098     89,450    sole  n/a                  n/a   89,450
Diebold Incorporated     cs     253651103   1,345     33,100    sole  n/a                  n/a   33,100
DQE Corp                 cs     23329J104   954       58,050    sole  n/a                  n/a   58,050
Consolidated Edison      cs     209115104   1,429     32,150    sole  n/a                  n/a   32,150
Electronic Data Sys      cs     285661104   2,682     111,483   sole  n/a                  n/a   111,483
First Data Corp          cs     319963104   3,060     67,950    sole  n/a                  n/a   67,950
Fannie Mae               cs     313586109   1,284     26,700    sole  n/a                  n/a   26,700
Freddie Mac              cs     313400301   2,867     50,285    sole  n/a                  n/a   50,285
Florida Rock Inds        cs     341104101   3,129     63,000    sole  n/a                  n/a   63,000
Great Bay Bancorp        cs     391648102   2,667     92,772    sole  n/a                  n/a   92,772
General Electric         cs     369604103   3,664     111,176   sole  n/a                  n/a   111,176
Great Plains Energy      cs     391164100   2,392     85,850    sole  n/a                  n/a   85,850
Healthcare Prop Inv      oa     421915109   651       24,349    sole  n/a                  n/a   24,349
Harrahs Entmt Inc        cs     413619107   2,794     39,250    sole  n/a                  n/a   39,250
Hewlett-Packard Co       cs     428236103   3,871     122,202   sole  n/a                  n/a   122,202
Harsco Corp              cs     415864107   312       4,000     sole  n/a                  n/a   4,000
IBM                      cs     459200101   1,926     25,070    sole  n/a                  n/a   25,070
Intel                    cs     458140100   3,191     167,967   sole  n/a                  n/a   167,967
Johnson and Johnson      cs     478160104   1,055     17,607    sole  n/a                  n/a   17,607
Kimberly Clark           cs     494368103   4,149     67,250    sole  n/a                  n/a   67,250
Kinder Morgan Energy     oa     494550106   2,874     62,535    sole  n/a                  n/a   62,535
Kinder Morgan Mgmt       cs     49455U100   796       18,492    sole  n/a                  n/a   18,492
Coca-Cola Co.            cs     191216100   2,689     62,509    sole  n/a                  n/a   62,509
Lincoln National         cs     534187109   3,533     62,600    sole  n/a                  n/a   62,600
Herman Miller Inc        cs     600544100   272       10,558    sole  n/a                  n/a   10,558
Altria Group Inc         cs     718154107   1,980     26,970    sole  n/a                  n/a   26,970
New Century Finl Cp      oa     6435EV108   1,946     42,525    sole  n/a                  n/a   42,525
Paccar                   cs     693718108   497       6,031     sole  n/a                  n/a   6,031
Precision Castparts      cs     740189105   3,066     51,300    sole  n/a                  n/a   51,300
Pfizer                   cs     717081103   557       23,753    sole  n/a                  n/a   23,753
Peoples Energy Corp.     cs     711030106   673       18,745    sole  n/a                  n/a   18,745
Petrofund Energy Tr      cs     71648W108   4,593     183,859   sole  n/a                  n/a   183,859
Rurban Financial         cs     78176P108   246       22,404    sole  n/a                  n/a   22,404
Schlumberger             cs     806857108   235       3,612     sole  n/a                  n/a   3,612
Sara Lee                 cs     803111103   698       43,568    sole  n/a                  n/a   43,568
Solectron Corp.          cs     834182107   318       92,870    sole  n/a                  n/a   92,870
Smurfit Stone Cont.      cs     832727101   1,858     169,818   sole  n/a                  n/a   169,818
Time Warner Inc          cs     887317105   3,092     178,750   sole  n/a                  n/a   178,750
Tyco                     cs     902124106   3,165     115,103   sole  n/a                  n/a   115,103
US Bancorp               cs     902973304   622       20,150    sole  n/a                  n/a   20,150
Walgreen                 cs     931422109   694       15,488    sole  n/a                  n/a   15,488
Wells Fargo              cs     949746101   897       13,377    sole  n/a                  n/a   13,377
Williams Companies       cs     969457100   1,992     85,257    sole  n/a                  n/a   85,257
Wal-Mart                 cs     931142103   3,384     70,250    sole  n/a                  n/a   70,250
Wyeth                    cs     983024100   220       4,965     sole  n/a                  n/a   4,965
Exxon Mobil Corp.        cs     30231G102   586       9,555     sole  n/a                  n/a   9,555


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